Consolidated Balance Sheets - USD ($) $ in Thousands	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	May 31, 2021
Current assets:
Cash	$ 147		$ 2,541	$ 2,403		$ 4,231
Restricted cash	6,577		6,507	200
Prepaid expenses	1,578		1,167			5,198
Prepaid service fees	538		590			1,086
Total current assets	8,840		10,805			10,515
Inventories, net						17,929
Other non-current assets	400		487			741
Total assets	9,240		11,292			29,185
Current liabilities:
Accounts payable	62,328		62,725			67,974
Accrued liabilities and compensation	9,150		6,669			8,995
Accrued interest on convertible notes	12,936		10,598			5,974
Accrued dividends on convertible preferred stock	6,049		5,308			3,977
Convertible notes payable, net	32,914		34,417			36,241
Derivative liability - equity instruments	33		79
Total current liabilities	123,410		119,796			123,161
Long-term liabilities:
Notes payable, net			714
Operating leases	211		283			422
Total liabilities	123,621		120,793			123,583
Commitments and Contingencies (Note 8)
Stockholders' deficit:
Preferred stock
Common stock, $0.001 par value; 1,750,000 shares authorized; 971,729 and 919,053 issued, and 971,286 and 918,610 outstanding at November 30, 2023 and May 31, 2023, respectively	971		919			720
Treasury stock, $0.001 par value; 443 shares at November 30, 2023 and May 31, 2023
Additional paid-in capital	747,472		731,270			671,013
Accumulated deficit	(862,824)		(841,690)			(766,131)
Total stockholders' deficit	(114,381)	$ (116,889)	(109,501)	$ (115,969)	$ (94,312)	(94,398)	$ (21,018)
Total liabilities and stockholders' deficit	9,240		11,292			29,185
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	2,818		2,500			2,014
Stockholders' deficit:
Preferred stock
Series D Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	3,231		2,808			1,963
Stockholders' deficit:
Preferred stock